Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 60% Portfolio - VIP FundsManager 60% Portfolio - Investor Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 73
3 years	236
5 years	416
10 years	$ 936